Portfolio of Investments
Wanger USA, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Consumer Discretionary 16.7%
Auto Components 3.9%
Dorman Products, Inc.(a) Automotive products and home hardware	145,454	11,569,411
LCI Industries Recreational vehicles and equipment	54,467	5,002,794
Visteon Corp.(a) Automotive systems, modules and components	84,462	6,971,494
Total		23,543,699
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.(a) Higher education institutions	20,529	781,950
Hotels, Restaurants & Leisure 6.0%
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	64,682	7,985,316
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	171,912	6,695,972
Extended Stay America, Inc. Hotels and motels	651,891	9,543,684
Red Rock Resorts, Inc., Class A Casino & entertainment properties	356,666	7,242,103
Wendy’s Co. (The) Fast-food restaurants	276,375	5,521,973
Total		36,989,048
Household Durables 4.6%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	22,854	4,390,025
Helen of Troy Ltd.(a) Brand-name hair and comfort products	48,068	7,578,401
iRobot Corp.(a),(b) Manufactures robots for cleaning	109,498	6,752,741
Skyline Champion Corp.(a) Factory-built housing	174,464	5,249,622
TopBuild Corp.(a) Insulation installation services	45,462	4,383,901
Total		28,354,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.1%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	68,841	3,587,993
MasterCraft Boat Holdings, Inc.(a) Recreational powerboats	213,514	3,186,696
Total		6,774,689
Specialty Retail 1.0%
Boot Barn Holdings, Inc.(a) Western and work gear	171,410	5,982,209
Total Consumer Discretionary		102,426,285
Consumer Staples 4.7%
Beverages 0.7%
Cott Corp. Route based service provider	321,174	4,005,040
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	195,638	5,061,155
Food Products 0.5%
Calavo Growers, Inc. Avocados and other perishable foods	33,870	3,223,747
Household Products 1.5%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	48,192	8,845,160
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	106,017	7,418,009
Total Consumer Staples		28,553,111
Energy 0.9%
Energy Equipment & Services 0.6%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	84,820	3,954,308
Oil, Gas & Consumable Fuels 0.3%
Callon Petroleum Co.(a) Independent energy company	398,575	1,729,816
Total Energy		5,684,124
Wanger USA | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger USA, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.0%
Banks 3.9%
Bank of NT Butterfield & Son Ltd. (The) Community bank and specialized international financial services	156,020	4,624,433
First Busey Corp. Multi-bank holding company	197,015	4,980,539
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	99,753	5,680,933
Lakeland Financial Corp. Bank holding company	104,326	4,588,258
Trico Bancshares Holding company for Tri Counties Bank	105,844	3,842,137
Total		23,716,300
Capital Markets 3.1%
Ares Management Corp., Class A Asset management firm	226,918	6,083,671
Hamilton Lane, Inc., Class A Private market investment solutions	96,208	5,480,008
Houlihan Lokey, Inc. Investment bank	159,808	7,207,341
Total		18,771,020
Consumer Finance 1.1%
FirstCash, Inc. Owns and operates pawn stores	77,260	7,082,424
Insurance 1.1%
Palomar Holdings, Inc.(a) Insurance services	167,928	6,619,722
Thrifts & Mortgage Finance 2.8%
Merchants Bancorp Bank holding company	442,261	7,314,997
Walker & Dunlop, Inc. Commercial real estate financial services	177,499	9,927,519
Total		17,242,516
Total Financials		73,431,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 23.4%
Biotechnology 9.4%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	152,893	4,953,733
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	683,804	5,484,108
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	119,088	6,536,740
Argenx SE, ADR(a) Anitbody based therapies	40,997	4,672,018
Fate Therapeutics, Inc.(a) Biotechnology services	219,579	3,410,062
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	94,315	6,396,443
Immunomedics, Inc.(a) Diagnostic imaging and therapeutic products	384,077	5,092,861
Intercept Pharmaceuticals, Inc.(a) Biopharmaceutical products	99,587	6,608,594
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	448,011	3,812,574
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	393,743	5,024,161
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	124,609	5,330,773
Total		57,322,067
Health Care Equipment & Supplies 5.8%
Atrion Corp. Medical products and components	9,934	7,740,275
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	491,708	6,136,516
iRhythm Technologies, Inc.(a) Medical instruments	46,831	3,470,645
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	45,122	6,068,458
SI-BONE, Inc.(a) Medical devices	307,762	5,438,154
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	161,508	6,835,019
Total		35,689,067

2	Wanger USA | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger USA, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.4%
Chemed Corp. Hospice and palliative care services	14,644	6,114,895
Hanger, Inc.(a) Orthotics and prosthetics	199,421	4,064,200
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	148,678	8,496,204
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	177,132	10,229,373
Tivity Health, Inc.(a) Health fitness solutions	245,589	4,084,145
Total		32,988,817
Life Sciences Tools & Services 0.8%
NanoString Technologies, Inc.(a) Translational research and molecular diagnostics	237,809	5,134,296
Pharmaceuticals 2.0%
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	33,042	3,800,821
Optinose, Inc.(a),(b) Health care services	468,810	3,281,670
Theravance Biopharma, Inc.(a) Small molecule medicines	271,604	5,290,846
Total		12,373,337
Total Health Care		143,507,584
Industrials 15.9%
Aerospace & Defense 1.5%
BWX Technologies, Inc. Nuclear components and fuel	156,725	8,966,237
Commercial Services & Supplies 3.5%
Brink’s Co. (The) Provides security services globally	76,732	6,364,920
Knoll, Inc. Branded office furniture products and textiles	247,581	6,276,178
Unifirst Corp. Workplace uniforms and protective clothing	45,524	8,882,643
Total		21,523,741
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	170,707	7,550,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Atkore International Group, Inc.(a) Metal products and electrical raceway solutions	216,462	6,569,622
Machinery 2.5%
ITT, Inc. Engineered components & customized technology solutions	156,220	9,559,102
SPX Corp.(a) Engineered products and technologies	146,145	5,847,261
Total		15,406,363
Professional Services 2.4%
Exponent, Inc. Science and engineering consulting firm	116,435	8,138,807
ICF International, Inc. Management, technology, policy consulting, and implementation services	80,669	6,814,110
Total		14,952,917
Road & Rail 1.6%
Saia, Inc.(a) Trucking transportation	106,723	9,999,945
Trading Companies & Distributors 2.1%
Air Lease Corp. Aircraft leasing company	175,416	7,335,897
SiteOne Landscape Supply, Inc.(a) Landscape supplies	73,218	5,419,596
Total		12,755,493
Total Industrials		97,724,689
Information Technology 17.3%
Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc. Flow measurement and control solutions	110,260	5,920,962
ePlus, Inc.(a) Provides IT hardware, software and services	70,570	5,369,671
Rogers Corp.(a) Specialty materials and components for applications	37,890	5,179,942
Total		16,470,575
IT Services 2.2%
Endava PLC, ADR(a) IT services	172,316	6,522,161
Science Applications International Corp. Scientific, Engineering and technology consulting services	76,728	6,702,191
Total		13,224,352

Wanger USA | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Wanger USA, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	136,356	7,828,198
Impinj, Inc.(a),(b) Radio-frequency identification solutions	90,447	2,788,481
Inphi Corp.(a) Analog semiconductor solutions	83,673	5,108,237
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	57,499	5,306,008
Rudolph Technologies, Inc.(a) Systems and software used by semiconductor device manufacturers worldwide	182,067	4,799,286
Semtech Corp.(a) Analog and mixed-signal semiconductors	165,263	8,033,434
Total		33,863,644
Software 6.9%
Blackline, Inc.(a) Develops and markets enterprise software	98,511	4,709,811
CyberArk Software Ltd.(a) IT security solutions	63,076	6,296,246
j2 Global, Inc. Cloud-based communications and storage messaging services	84,048	7,633,239
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	94,210	7,599,921
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	135,615	4,837,387
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	67,650	5,335,556
Qualys, Inc.(a) Information technology security risk and compliance management solutions	79,190	5,984,388
Total		42,396,548
Total Information Technology		105,955,119
Materials 2.0%
Chemicals 2.0%
Ingevity Corp.(a) Specialty chemicals	65,641	5,568,982
PolyOne Corp. International polymer services company	205,480	6,708,922
Total		12,277,904
Total Materials		12,277,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 1.9%
Coresite Realty Corp. Develops, owns & operates data centers	36,628	4,463,122
UMH Properties, Inc. Real estate investment trust	517,802	7,290,652
Total		11,753,774
Real Estate Management & Development 1.7%
Colliers International Group, Inc.(b) Commercial real estate, residential property management and property services	63,304	4,750,965
FirstService Corp. Real estate services	55,088	5,650,376
Total		10,401,341
Total Real Estate		22,155,115
Total Common Stocks (Cost: $525,799,369)		591,715,913

Limited Partnerships 2.2%

Consumer Discretionary 2.2%
Hotels, Restaurants & Leisure 2.2%
Cedar Fair LP Owns and operates amusement parks	227,635	13,284,779
Total Consumer Discretionary		13,284,779
Total Limited Partnerships (Cost: $11,958,222)		13,284,779

Securities Lending Collateral 0.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	3,537,815	3,537,815
Total Securities Lending Collateral (Cost: $3,537,815)		3,537,815

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 2.073%(c),(e)	4,068,390	4,067,984
Total Money Market Funds (Cost: $4,067,984)		4,067,984
Total Investments in Securities (Cost $545,363,390)		612,606,491
Obligation to Return Collateral for Securities Loaned		(3,537,815)
Other Assets & Liabilities, Net		4,334,988
Net Assets		$613,403,664

4	Wanger USA | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger USA, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $3,369,801.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	26,682,465	226,122,596	(248,736,671)	4,068,390	(506)	—	276,126	4,067,984
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger USA | Quarterly Report 2019	5